Investment Strategy - NYLIM Candriam International Core Equity Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund will, under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities. Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer, and include equity related securities.

Candriam, the Fund’s subadvisor (the “Subadvisor”), seeks to achieve the Fund’s investment objective by investing in a portfolio of international securities. The Fund intends to invest at least 80% of its assets in equity securities or equity-related securities of foreign companies, including securities of emerging market country issuers. An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation) as determined by a third-party such as Bloomberg. The Fund’s Subadvisor defines emerging market countries as those countries that are included in the MSCI Emerging + Frontier Markets Index.

The Fund may also make use of derivative financial instruments for the purpose of hedging or exposure, such as futures, options, swaps, and forwards. To the extent that the Fund utilizes derivatives that provide investment exposure to the investments listed above or to one or more market risk factors associated with such investments, the notional value of such derivatives will be counted towards the Fund’s 80% investment policy.

Investment Process: The Subadvisor’s quantitative equity investment team evaluates every stock through a proprietary screening process using fundamental and financial market data to derive a range of quantitative factor signals, which may include, among others, Value, Quality, Growth, Sentiment and Volatility. In practice, that means the stock selection framework draws on metrics such as forward earnings yield, return on invested capital, expected earnings per share growth, earnings revisions and momentum, and stock-specific volatility. These signals are then translated into a single score through a proprietary framework that incorporates systematic factor risk, expected return, and correlations using Candriam's proprietary factor risk model, combining Candriam’s model insights with market information to build a balanced and consistent assessment.

The Subadvisor seeks positive returns across economic business cycles through stock selection and by maintaining a diversified portfolio, while maintaining a balanced and benchmark-aware exposure to countries and sectors.

The Subadvisor may sell or reduce a position in a security when it believes its investment objectives have been met or when the security is deemed less attractive relative to another security on a return/risk basis. The Subadvisor may also sell or reduce a position in a security if it sees the investment thesis failing to materialize.